Risk Management and Fair Values (Tables)	12 Months Ended
Dec. 31, 2022
Risk Management and Fair Values [Abstract]
Schedule of capital requirements
	December 31, 2022	December 31, 2021
Total borrowing	-	1,180,656
Less: cash and cash equivalents	(520,916)	(12,914,914)
Net debt	(520,916)	(11,734,258)
Total equity	12,325,892	30,872,341
Total capital	11,804,976	19,138,083
Gearing ratio	(1)%	(38)%

Schedule of liquidity risk
	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	-	-	-
Trade and other payables	1,319,288	-	1,319,288
Related parties payables	2,611,097	-	2,611,097
Total	3,930,385	-	3,930,385

	Within 1 year	Over 1 year	Total
Short-term bank loans and related interests	1,180,656	-	1,180,656
Trade and other payables	5,355,123	-	5,355,123
Related parties payables	467,568	-	467,568
Total	7,003,347	-	7,003,347